Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with SEC rules, we prepared the analysis set forth below of the relationship between the compensation actually paid to our CEO and other named executive officers, and certain financial performance measures over the last five fiscal years.
Pay versus Performance Disclosure Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($) 1	Compensation Actually Paid to CEO ($) 2	Average Summary Compensation Table Total for Non-CEO NEOs 3	Average Compensation Actually Paid to Non-CEO NEOs ($) 4	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) 5	Net Income (millions) ($)	Earnings before Interest and Taxes (millions)($) 6

2024	$7,666,172	$6,403,781	$2,721,631	$2,337,627	$157	$176	$534	$708

2023	8,348,656	12,789,490	2,541,754	3,125,876	186	150	557	746

2022	6,640,047	180,882	1,691,156	577,901	127	127	236	233

2021	6,897,982	14,651,874	2,094,815	3,447,584	187	135	487	630

2020	5,174,751	6,941,943	2,558,990	2,825,096	117	111	345	451

1
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Wheeler, our chairman and chief executive officer for each corresponding year in the “Total” column of the Summary Compensation Table. The dollar amount for 2023 reflects the correction described in footnote 3 to the Summary Compensation Table.

2
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Wheeler as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wheeler during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Wheeler’s total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for CEO	2024	2023	2022	2021	2020

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	—	—	$(42,393)	—	$(142,120)

Increase for “Service Cost” for Pension Plans	—	—	—	—	—

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(3,477,378)	(3,146,180)	(1,517,977)	(1,386,088)	(1,320,025)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	—	(1,518,003)	(1,385,968)	(1,320,016)

Increase for Fair Value of Awards Granted during Year that Remain Unvested as of Year End	3,455,708	4,300,908	2,142,436	4,852,502	4,189,162

Increase/Deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End	(1,091,102)	2,308,145	(3,958,480)	5,115,965	439,083

Increase/Deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested during Year	(149,619)	977,961	(1,564,747)	557,481	(78,893)

Total Adjustments	$(1,262,391)	$4,440,834	$(6,459,164)	$7,753,892	$1,767,191

3
The dollar amounts reported in this column represent the average of the amounts reported for the company’s named executive officers as a group (excluding Mr. Wheeler) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Wheeler) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Messrs. Lauber, Shafer, Stern, O’Brien and Petrarca; (ii) for 2023, Messrs. Lauber, Stern, Petrarca and Warren;

(iii) for 2022, Messrs. Lauber, Stern, Petrarca and Warren; (iv) for 2021, Messrs. Lauber, Stern, Petrarca and Warren; and (v) for 2020, Messrs. Lauber, Stern, Petrarca, Warren and Rajendra. In addition, the dollar amounts for 2023 reflect the correction described in footnote 3 to the Summary Compensation Table.

4
The dollar amounts reported in this column represent the average amount of “Compensation Actually Paid” to the name
d executive officers as a group (excluding Mr. Wheeler), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wheeler) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Wheeler) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2024	2023	2022	2021	2020

Deduction for Average Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	(208,180)	(314,317)	—	$(206,124)	$(513,175)

Increase for Average “Service Cost” for Pension Plans	73,877	75,383	103,701	107,498	117,666

Deduction for Average Amounts Reported under the “Stock Awards” Column of the SCT	(1,287,263)	(589,909)	(283,785)	(260,766)	(432,802)

Deduction for Average Amounts Reported under the “Option Awards” Column of the SCT	—	—	(283,812)	(260,710)	(432,818)

Increase for Average Fair Value of Awards Granted during Year that Remain Unvested as of Year End	1,166,180	806,408	387,072	912,834	1,373,554

Increase/Deduction for Average Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End	(150,061)	432,757	(711,758)	961,004	220,982

Increase/Deduction for Average Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested during Year	(20,193)	173,801	(324,673)	99,032	(67,301)

Total Adjustments	$(425,640)	$584,123	$(1,113,255)	$1,352,768	$266,106

5	The peer group used for this purpose is the S&P Select Industrials Index.

6
We have determined that EBIT is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance. EBIT is calculated by subtracting our cost of goods sold and operating expenses from revenue before interest and taxes. The EBIT amount for 2023 has been corrected from a miscalculated amount reflected in the corr espondi
ng disclosure in last year’s Definitive Proxy Statement on Schedule 14A filed on February 29, 2024.

Company Selected Measure Name	Earnings before Interest and Taxes
Named Executive Officers, Footnote	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Wheeler as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wheeler during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
	the following adjustments were made to Mr. Wheeler’s total compensation for each year to determine the compensation actually paid:
Peer Group Issuers, Footnote	The peer group used for this purpose is the S&P Select Industrials Index.
PEO Total Compensation Amount	$ 7,666,172	$ 8,348,656	$ 6,640,047	$ 6,897,982	$ 5,174,751
PEO Actually Paid Compensation Amount	$ 6,403,781	12,789,490	180,882	14,651,874	6,941,943
Adjustment To PEO Compensation, Footnote
2
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Wheeler as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wheeler during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Wheeler’s total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for CEO	2024	2023	2022	2021	2020

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	—	—	$(42,393)	—	$(142,120)

Increase for “Service Cost” for Pension Plans	—	—	—	—	—

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(3,477,378)	(3,146,180)	(1,517,977)	(1,386,088)	(1,320,025)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	—	(1,518,003)	(1,385,968)	(1,320,016)

Increase for Fair Value of Awards Granted during Year that Remain Unvested as of Year End	3,455,708	4,300,908	2,142,436	4,852,502	4,189,162

Increase/Deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End	(1,091,102)	2,308,145	(3,958,480)	5,115,965	439,083

Increase/Deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested during Year	(149,619)	977,961	(1,564,747)	557,481	(78,893)

Total Adjustments	$(1,262,391)	$4,440,834	$(6,459,164)	$7,753,892	$1,767,191

Non-PEO NEO Average Total Compensation Amount	$ 2,721,631	2,541,754	1,691,156	2,094,815	2,558,990
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,337,627	3,125,876	577,901	3,447,584	2,825,096
Adjustment to Non-PEO NEO Compensation Footnote
4
The dollar amounts reported in this column represent the average amount of “Compensation Actually Paid” to the name
d executive officers as a group (excluding Mr. Wheeler), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wheeler) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Wheeler) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2024	2023	2022	2021	2020

Deduction for Average Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	(208,180)	(314,317)	—	$(206,124)	$(513,175)

Increase for Average “Service Cost” for Pension Plans	73,877	75,383	103,701	107,498	117,666

Deduction for Average Amounts Reported under the “Stock Awards” Column of the SCT	(1,287,263)	(589,909)	(283,785)	(260,766)	(432,802)

Deduction for Average Amounts Reported under the “Option Awards” Column of the SCT	—	—	(283,812)	(260,710)	(432,818)

Increase for Average Fair Value of Awards Granted during Year that Remain Unvested as of Year End	1,166,180	806,408	387,072	912,834	1,373,554

Increase/Deduction for Average Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End	(150,061)	432,757	(711,758)	961,004	220,982

Increase/Deduction for Average Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested during Year	(20,193)	173,801	(324,673)	99,032	(67,301)

Total Adjustments	$(425,640)	$584,123	$(1,113,255)	$1,352,768	$266,106

Compensation Actually Paid vs. Total Shareholder Return	The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and other named executive officers versus the company’s f ive-year cumulative TSR.
Compensation Actually Paid vs. Net Income	The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and other named executive officers versus the company’s Net Income.
Compensation Actually Paid vs. Company Selected Measure
The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and other named executive officers versus the company’s selected measure, EBIT. The EBIT amount for 2023 has been corrected from a miscalculated amount reflected in the corresponding disclosure in last year’s Definitive Proxy Statement on Schedule 14A filed on February 29, 2024.

Total Shareholder Return Vs Peer Group
The graph below shows a five-year comparison of the cumulative shareholder return on our Common Stock with the cumulative total return of the Standard & Poor’s (S&P) 500 Index, S&P 500 Select Industrials Index, which are published indices.
The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and other named executive officers versus the peer group (S&P Industrials Index) five-year cumulative TSR.

Tabular List, Table	Most Important Performance Measures

Earnings before Interest and Taxes (EBIT)

Return on Invested Capital (ROIC)

Net Sales

Return on Equity

Performance Earnings before Interest and Taxes (PEBIT)

Total Shareholder Return Amount	$ 157	186	127	187	117
Peer Group Total Shareholder Return Amount	176	150	127	135	111
Net Income (Loss)	$ 534,000,000	$ 557,000,000	$ 236,000,000	$ 487,000,000	$ 345,000,000
Company Selected Measure Amount	708	746	233	630	451
PEO Name	Mr. Wheeler
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings before Interest and Taxes (EBIT)
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Performance Earnings before Interest and Taxes (PEBIT)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,262,391)	$ 4,440,834	$ (6,459,164)	$ 7,753,892	$ 1,767,191
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(42,393)		(142,120)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,455,708	4,300,908	2,142,436	4,852,502	4,189,162
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,091,102)	2,308,145	(3,958,480)	5,115,965	439,083
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,619)	977,961	(1,564,747)	557,481	(78,893)
PEO | Deduction for Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,477,378)	(3,146,180)	(1,517,977)	(1,386,088)	(1,320,025)
PEO | Deduction for Amounts Reported under the Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,518,003)	(1,385,968)	(1,320,016)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(425,640)	584,123	(1,113,255)	1,352,768	266,106
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,877	75,383	103,701	107,498	117,666
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(208,180)	(314,317)		(206,124)	(513,175)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,166,180	806,408	387,072	912,834	1,373,554
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,061)	432,757	(711,758)	961,004	220,982
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,193)	173,801	(324,673)	99,032	(67,301)
Non-PEO NEO | Deduction for Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,287,263)	(589,909)	(283,785)	(260,766)	(432,802)
Non-PEO NEO | Deduction for Amounts Reported under the Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (283,812)	$ (260,710)	$ (432,818)